Investments In Unconsolidated Affiliates	12 Months Ended
Feb. 24, 2023
Equity Method Investments and Joint Ventures [Abstract]
Investments in Unconsolidated Affiliates	INVESTMENTS IN UNCONSOLIDATED AFFILIATES
We occasionally enter into joint ventures and other equity investments to expand or maintain our geographic presence, support our distribution network or invest in new business ventures, complementary products and services. Our investments in unconsolidated affiliates and related direct ownership interests are summarized below:

Investments in Unconsolidated Affiliates	February 24, 2023		February 25, 2022
	Investment Balance	Ownership Interest	Investment Balance	Ownership Interest
Equity method investments
Dealer relationships	$32.2	25%-40%	$29.6	25%-40%
Manufacturing joint venture	9.4	49%	7.3	49%
IDEO	—	0%	6.7	5%
	41.6		43.6
Cost method investments
Dealer relationship	5.8	Less than 10%	5.8	Less than 10%
Other	3.7	Less than 10%	3.7	Less than 10%
	9.5		9.5
Total investments in unconsolidated affiliates	$51.1		$53.1
Our equity in earnings of unconsolidated affiliates is recorded in Other income, net in the Consolidated Statements of Income and is summarized below:

Equity in Earnings of Unconsolidated Affiliates	Year Ended
	February 24, 2023	February 25, 2022	February 26, 2021
Dealer relationships	$9.7	$6.2	$8.0
Manufacturing joint venture	2.7	0.3	0.7
IDEO and other	0.1	1.3	0.6
Total equity in earnings of unconsolidated affiliates	$12.5	$7.8	$9.3
Dealer Relationships
We have occasionally invested in dealers to expand or maintain our geographic presence and support our distribution network.
Manufacturing Joint Ventures
We have occasionally entered into manufacturing joint ventures to expand or maintain our geographic presence. Our only current manufacturing joint venture is Steelcase Jeraisy Company Limited, which is located in the Kingdom of Saudi Arabia and is engaged in the manufacturing of wood and metal office furniture systems, seating, accessories and related products for the Kingdom.
IDEO
IDEO LP is an innovation and design firm that uses a human-centered, design-based approach to generate new offerings and build new capabilities for its customers. In Q2 2023, we divested our remaining interest in IDEO.
The following table summarizes the combined accounts of our equity method investments in unconsolidated affiliates:

Consolidated Balance Sheets	February 24, 2023	February 25, 2022
Total current assets	$169.1	$211.7
Total non-current assets	79.0	146.4
Total assets	$248.1	$358.1
Total current liabilities	107.2	162.9
Total long-term liabilities	18.0	29.6
Total liabilities	$125.2	$192.5

Statements of Income	Year Ended
	February 24, 2023	February 25, 2022	February 26, 2021
Revenue	$755.3	$578.6	$695.4
Gross profit	174.8	177.8	204.9
Income before income tax expense	39.0	53.0	37.8
Net income	37.5	47.8	35.6

Supplemental Information	Year Ended
	February 24, 2023	February 25, 2022	February 26, 2021
Dividends received from unconsolidated affiliates	$7.8	$5.5	$8.1
Sales to unconsolidated affiliates	259.5	194.2	201.5
Amount due from unconsolidated affiliates	22.5	12.9	6.4